PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Additional (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Letters of guarantee provided to public institutions and suppliers	₺ 3,599,609	₺ 2,207,583
Outstanding purchase commitments	₺ 292,976	₺ 532,300